Stockholders' Deficit (Details)				1 Months Ended				9 Months Ended	12 Months Ended
	Jan. 07, 2021 shares	Aug. 14, 2020 shares	Jul. 01, 2012 shares	Nov. 24, 2021 shares	Jan. 31, 2021 shares	Jan. 29, 2021 shares	Feb. 24, 2020 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Feb. 02, 2021 $ / shares	Dec. 31, 2020 $ / shares shares	Jul. 08, 2020 USD ($) $ / shares shares	Mar. 31, 2020 $ / shares shares	Jan. 31, 2020 $ / shares shares	Jul. 11, 2018 $ / shares shares	Jul. 05, 2016 $ / shares shares
Stockholders' Deficit (Details) [Line Items]
Common stock vote per share (in Dollars per share) | $ / shares								$ 1	$ 1
Common stock, shares authorized								75,000,000	75,000,000				75,000,000					50,000,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.00001	$ 0.00001				$ 0.00001			$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued				50,000				27,618,907	27,618,907				27,184,882			75,000,000	60,000,000
Preferred stock, shares issued																22,806,009
Preferred stock, par value (in Dollars per share) | $ / shares											$ 0.0001					$ 0.00001
Common stock, shares outstanding						4,312,500		27,618,907	27,618,907				27,184,882
Purchase of common stock (in Dollars) | $									$ 100,000,000,000
Additional shares				150,000				150,000
Transaction costs (in Dollars) | $									$ 162,000,000
Number of board of directors									2
Stock over a service period									4 years
Sale of shares								50,000	50,000
Shareholder to an investor price per share (in Dollars per share) | $ / shares														$ 8.3736
Aggregate purchase price (in Dollars) | $														$ 250,011
Preferred stock, shares authorized											1,000,000
Percentage of sum of total number of all shares of common stock outstanding								20.00%	20.00%
Common stock voting rights, description								Holders of the Company’s common stock are entitled to one vote for each share of common stock.
Recapitalization conversion ratio						1.2
Number of shares were forfeited							257,649
Number of shares issued			376,344
Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares issued								27,618,907	27,618,907				27,618,907
Common stock, shares outstanding								27,184,882	27,184,882				27,184,882
Growth Capital Acquisition Corp. [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares issued
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001
Shareholder to an investor price per share (in Dollars per share) | $ / shares												$ 10
Preferred stock, shares authorized								1,000,000	1,000,000	1,000,000					1,000,000
Percentage of sum of total number of all shares of common stock outstanding										20.00%
Common stock voting rights, description										Holders of the Company’s common stock are entitled to one vote for each share of common stock.
Series F Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized								8,402,000	8,402,000				8,402,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.00001	$ 0.00001				$ 0.00001			$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued								8,372,143	8,372,143				8,372,143			8,402,000	8,450,000	8,500,000
Common stock, shares outstanding								8,372,143	8,372,143				8,372,143
Sale of shares														29,857
Series A Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																		$ 0.00001
Common stock, shares issued																		8,000,000
Preferred stock, shares issued																8,000,000
Series B Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																	$ 0.00001
Common stock, shares issued																	5,600,000
Preferred stock, shares issued																4,069,000
B-1 Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																	$ 0.00001
Common stock, shares issued																	3,272,475
Preferred stock, shares issued																3,272,475
Series C Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares issued																7,463,934
Class A Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized											100,000,000
Common stock, par value (in Dollars per share) | $ / shares											$ 0.0001
Common stock subject to possible redemption											17,250,000
Class A Common Stock [Member] | Growth Capital Acquisition Corp. [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized								100,000,000	100,000,000	100,000,000					100,000,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001
Common stock, shares issued
Common stock, shares outstanding															0
Class A Common Stock [Member] | Growth Capital Acquisition Corp. [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares issued										17,250,000					0
Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized											10,000,000
Common stock, par value (in Dollars per share) | $ / shares											$ 0.0001
Common stock, shares outstanding	3,593,750						4,312,500
Recapitalization conversion ratio							0.8425
Founder shares outstanding					3,593,750		4,312,500
Number of shares were forfeited	718,750				718,750
Aggregate shares						4,312,500
Class B Common Stock [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares issued								4,312,500	4,312,500
Common stock, shares outstanding										4,312,500
Class B Common Stock [Member] | Growth Capital Acquisition Corp. [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized								10,000,000	10,000,000	10,000,000					10,000,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001
Common stock, shares issued								4,312,500	4,312,500	4,312,500					4,312,500
Common stock, shares outstanding								4,312,500	4,312,500	4,312,500					4,312,500
Recapitalization conversion ratio						1.2	0.8425
Founder shares outstanding					3,593,750		4,312,500
Aggregate shares						4,312,500
Nautilus [Member] | Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Number of shares issued		1,379,167
Nautilus [Member] | Class B Common Stock [Member] | Growth Capital Acquisition Corp. [Member]
Stockholders' Deficit (Details) [Line Items]
Number of shares issued		1,379,167
Hb Strategies Llc [Member] | Growth Capital Acquisition Corp. [Member]
Stockholders' Deficit (Details) [Line Items]
Number of shares issued		718,750
Hb Strategies Llc [Member] | Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Number of shares issued		1,379,167
Hb Strategies Llc [Member] | Class B Common Stock [Member] | Growth Capital Acquisition Corp. [Member]
Stockholders' Deficit (Details) [Line Items]
Number of shares issued		1,379,167
Sponsor [Member] | Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Number of board of directors							3
Number of shares were forfeited		2,833,333
Sponsor [Member] | Class B Common Stock [Member] | Growth Capital Acquisition Corp. [Member]
Stockholders' Deficit (Details) [Line Items]
Number of shares were forfeited		2,833,333